REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
As the following tables indicate, at December 31, 2013 and 2012, the Company and its Bank subsidiary both exceeded minimum regulatory capital requirements as specified in the tables below.

	Actual		Minimum for capital adequacy purposes
The Company:	Amount	Ratio	Amount	Ratio
December 31, 2013:	(dollars in thousands)
Total Capital (to Risk-Weighted Assets)	$72,676	19.26%	$30,187	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	67,930	18.00%	15,093	4.00%
Tier 1 Capital (to Average Assets)	67,930	12.62%	21,523	4.00%

	Actual		Minimum for capital adequacy purposes
	Amount	Ratio	Amount	Ratio
December 31, 2012:	(dollars in thousands)
Total Capital (to Risk-Weighted Assets)	$67,443	16.60%	$32,175	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	62,229	15.34%	16,359	4.00%
Tier 1 Capital (to Average Assets)	62,229	10.78%	23,013	4.00%

New Century Bank’s actual capital amounts and ratios are presented in the table below as of December 31, 2013 and 2012:

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013:	(dollars in thousands)
Total Capital (to Risk-Weighted Assets)	$71,121	18.89%	$30,122	8.00%	37,652	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	66,385	17.63%	15,061	4.00%	22,591	6.00%
Tier 1 Capital (to Average Assets)	66,385	12.34%	21,523	4.00%	26,904	5.00%

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012:	(dollars in thousands)
Total Capital (to Risk-Weighted Assets)	$65,917	16.24%	$32,584	8.00%	$40,733	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	60,791	14.98%	16,294	4.00%	24,440	6.00%
Tier 1 Capital (to Average Assets)	60,791	10.52%	22,995	4.00%	28,755	5.00%